ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION [Abstract]
Schedule of Estimated Fair Values of Assets Acquired in Business Acquisition
Net assets (including cash of $4,631)	$4,124
Deferred revenues	(1,857)
Intangible assets	3,201
Goodwill	6,941
Deferred tax liability	(1,280)

Total purchase price	$11,129

Schedule of Intangible Assets Acquired in Business Acquisition

Fair value

Core technology (1)	$2,166
Customer relationships (2)	1,035

Total intangible assets	$3,201

(1)
Core technology represents a combination of RepliWeb processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with RepliWeb's installed customer base and are amortized over 5 years using the accelerated method.

Summary of Pro Forma Information
	Year ended December 31
	2011	2010
	Unaudited

Revenues	$20,970	$17,785
Net loss	$(1,863)	$(1,788)
Basic and diluted loss per share	$(0.05)	$(0.06)